Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable and Allowance for Credit Losses

Accounts receivable and allowance for credit losses consist of the following:

	As of December 31,	As of June 30,
	2024	2025	2025
	RMB	RMB	US$
Accounts receivable	231,742	229,785	32,076
Less: allowance for credit losses	(5,682)	(7,081)	(988)
Accounts receivable, net	226,060	222,704	31,088

Schedule of Analysis of the Allowance for Credit Losses

An analysis of the allowance for credit losses is as follows:

	For the year ended December 31,	For the six months ended June 30,
	2024	2025	2025
	RMB	RMB	US$
Beginning balance	5,097	5,682	793
Additions	584	1,400	195
Exchange difference	1	(1)	-
Ending balance	5,682	7,081	988